Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000017533 | Lasertec Corp.FR_650626906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017533 | Barrick Mining Corp.FR_06849F959
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017533 | Wartsila OYJ AbpFR_452518905
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017533 | Banco Bilbao Vizcaya Argentaria SAFR_550190904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017533 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017533 | SBI Holdings, Inc.FR_630946903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017533 | AP Moller - Maersk ASFR_425304003
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017533 | Genmab ASFR_459573903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Capgemini SEFR_416343002
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017533 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017533 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017533 | Macau
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017533 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017533 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017533 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017533 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017533 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017533 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017533 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017533 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017533 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017533 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017533 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017533 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017533 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017533 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017533 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017533 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017533 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000260453 | Lasertec Corp.FR_650626906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000260453 | Barrick Mining Corp.FR_06849F959
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000260453 | Wartsila OYJ AbpFR_452518905
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000260453 | Banco Bilbao Vizcaya Argentaria SAFR_550190904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000260453 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000260453 | SBI Holdings, Inc.FR_630946903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000260453 | AP Moller - Maersk ASFR_425304003
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000260453 | Genmab ASFR_459573903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260453 | Capgemini SEFR_416343002
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260453 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260453 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000260453 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000260453 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000260453 | Macau
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000260453 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000260453 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000260453 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000260453 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000260453 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000260453 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000260453 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000260453 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000260453 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000260453 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000260453 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000260453 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000260453 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000260453 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000260453 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000260453 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000260453 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000017534 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017534 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017534 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017534 | Fox Corp.FR_35137L105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017534 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017534 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017534 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017534 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017534 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017534 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017534 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017534 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017534 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017534 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017534 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017534 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017534 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017534 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017534 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017534 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158301 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158301 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158301 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158301 | Fox Corp.FR_35137L105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158301 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158301 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158301 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158301 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158301 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158301 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158301 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000158301 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000158301 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158301 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158301 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000158301 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158301 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158301 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158301 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158301 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017535 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017535 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017535 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017535 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017535 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017535 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017535 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017535 | Incyte Corp.FR_45337C102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017535 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017535 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017535 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017535 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017535 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017535 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017535 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017535 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017535 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017535 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017535 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017535 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158302 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158302 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158302 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158302 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158302 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158302 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158302 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158302 | Incyte Corp.FR_45337C102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158302 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158302 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158302 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000158302 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000158302 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158302 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158302 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158302 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158302 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158302 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158302 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158302 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195216 | Relay Therapeutics, Inc.FR_75943R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195216 | Terns Pharmaceuticals, Inc.FR_880881107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195216 | Resideo Technologies, Inc.FR_76118Y104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195216 | EZCORP, Inc.FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195216 | Allient, Inc.FR_019330109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195216 | Supernus Pharmaceuticals, Inc.FR_868459108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195216 | Pacira BioSciences, Inc.FR_695127100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195216 | Constellium SEFR_F21107101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195216 | ACM Research, Inc.FR_00108J109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195216 | Hamilton Insurance Group Ltd.FR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195216 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195216 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195216 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195216 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000195216 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195216 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000195216 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195216 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195216 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195216 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000260455 | Relay Therapeutics, Inc.FR_75943R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000260455 | Terns Pharmaceuticals, Inc.FR_880881107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000260455 | Resideo Technologies, Inc.FR_76118Y104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000260455 | EZCORP, Inc.FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000260455 | Allient, Inc.FR_019330109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260455 | Supernus Pharmaceuticals, Inc.FR_868459108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260455 | Pacira BioSciences, Inc.FR_695127100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260455 | Constellium SEFR_F21107101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260455 | ACM Research, Inc.FR_00108J109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260455 | Hamilton Insurance Group Ltd.FR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260455 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000260455 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000260455 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000260455 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000260455 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000260455 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000260455 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000260455 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000260455 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000260455 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195215 | Fox Corp.FR_35137L105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195215 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195215 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195215 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195215 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195215 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195215 | Exelon Corp.FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195215 | U.S. BancorpFR_902973304
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195215 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195215 | Bristol-Myers Squibb Co.FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195215 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195215 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195215 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000195215 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195215 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195215 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195215 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000195215 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195215 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195215 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164151 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164151 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164151 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164151 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164151 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164151 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164151 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164151 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164151 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164151 | Cognizant Technology Solutions Corp.FR_192446102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164151 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000164151 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000164151 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164151 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000164151 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164151 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164151 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164151 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164151 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164151 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176162 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176162 | TE Connectivity PLCFR_G87052109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176162 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176162 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176162 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176162 | Allstate Corp.FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176162 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176162 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176162 | DTE Energy Co.FR_233331107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176162 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176162 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000176162 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176162 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176162 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176162 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176162 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176162 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000176162 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176162 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176162 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035926 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035926 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035926 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035926 | AECOMFR_00766T100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035926 | MGIC Investment Corp.FR_552848103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035926 | Janus Henderson Group PLCFR_G4474Y214
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035926 | ITT, Inc.FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035926 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035926 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035926 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035926 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000035926 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000035926 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000035926 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000035926 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000035926 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000035926 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000035926 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000035926 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000035926 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211480 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211480 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211480 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211480 | AECOMFR_00766T100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211480 | MGIC Investment Corp.FR_552848103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211480 | Janus Henderson Group PLCFR_G4474Y214
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211480 | ITT, Inc.FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211480 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211480 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211480 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211480 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000211480 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000211480 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211480 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211480 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000211480 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000211480 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000211480 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211480 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000211480 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017538 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017538 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017538 | Stifel Financial Corp.FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017538 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017538 | Dycom Industries, Inc.FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017538 | Frontdoor, Inc.FR_35905A109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017538 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017538 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017538 | FNB Corp.FR_302520101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017538 | Hillenbrand, Inc.FR_431571108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017538 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017538 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017538 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017538 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017538 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017538 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017538 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017538 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017538 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017538 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017539 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017539 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017539 | Stifel Financial Corp.FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017539 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017539 | Dycom Industries, Inc.FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017539 | Frontdoor, Inc.FR_35905A109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017539 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017539 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017539 | FNB Corp.FR_302520101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017539 | Hillenbrand, Inc.FR_431571108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017539 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017539 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017539 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017539 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017539 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017539 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017539 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017539 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017539 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017539 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164152 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164152 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164152 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164152 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164152 | Black Hills Corp.FR_092113109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164152 | Certara, Inc.FR_15687V109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164152 | Hayward Holdings, Inc.FR_421298100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164152 | Edwards Lifesciences Corp.FR_28176E108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164152 | Dynatrace, Inc.FR_268150109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164152 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164152 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000164152 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164152 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000164152 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164152 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164152 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000164152 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164152 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164152 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164152 | IndustryDistributors
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017540 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017540 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017540 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017540 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017540 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017540 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017540 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017540 | Booking Holdings, Inc.FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017540 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017540 | Martin Marietta Materials, Inc.FR_573284106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017540 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017540 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017540 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017540 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017540 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017540 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017540 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017540 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017540 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017540 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000035927 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035927 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035927 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035927 | Incyte Corp.FR_45337C102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035927 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035927 | MGIC Investment Corp.FR_552848103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035927 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035927 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035927 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035927 | F5, Inc.FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035927 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000035927 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000035927 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035927 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000035927 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000035927 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000035927 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000035927 | Media
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000035927 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000035927 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000118430 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000118430 | AssetPurchased and Written Options
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[1]
C000118430 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000118430 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000118430 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000260454 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000260454 | AssetPurchased and Written Options
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[3]
C000260454 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000260454 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000260454 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000090298 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000090298 | AssetPurchased and Written Options
Holdings [Line Items]
Percent of Net Asset Value	67.40%	[5]
C000090298 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000090298 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000090298 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000173616 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000173616 | AssetPurchased and Written Options
Holdings [Line Items]
Percent of Net Asset Value	67.40%	[7]
C000173616 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000173616 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000173616 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]

[1]	The total percentage of net assets of purchased options and written options were 54.3% and -26.5%, respectively, as of October 31, 2025.
[2]	Rounds to less than 0.1%.
[3]	The total percentage of net assets of purchased options and written options were 54.3% and -26.5%, respectively, as of October 31, 2025.
[4]	Rounds to less than 0.1%.
[5]	The total percentage of net assets of purchased options and written options were 128.1% and -60.7%, respectively, as of October 31, 2025.
[6]	Rounds to less than 0.1%.
[7]	The total percentage of net assets of purchased options and written options were 128.1% and -60.7%, respectively, as of October 31, 2025.
[8]	Rounds to less than 0.1%.